Post Retirement Plans - Schedule of Net Periodic Benefit Cost (Income) for Postretirement Benefit Plans (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 13	$ 0.2	₨ 12
Interest cost	3	0.0	3
Net actuarial loss (gain)	16	0.2	4
General and Administrative Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	13	0.2	12
Interest cost	3	0.0	3
Net actuarial loss (gain)	16	0.2	4
Net periodic benefit cost (income)	₨ 32	$ 0.4	₨ 19